Transactions with Related Parties - Cardiff Drilling, Vivid, Basset, Steel, Azara, Dryships (Details) $ / shares in Units, € in Thousands, $ in Thousands	5 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended		12 Months Ended		30 Months Ended	31 Months Ended
	Jun. 04, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 EUR (€) shares	Jun. 30, 2014 USD ($)	Jul. 30, 2015 USD ($) shares	Jul. 29, 2015	Aug. 19, 2014 USD ($) $ / shares shares	Aug. 20, 2013 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 EUR (€)	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Aug. 20, 2015 shares	Nov. 18, 2014 USD ($)	Aug. 20, 2014 shares
Related Party Transaction [Line Items]
Shares granted | shares		173,200	173,200
Unsecured debt to parent company		$ 0							$ 117,219		$ 0	$ 117,219
Dividends paid		50,281		$ 25,055					75,194
Due from a related party, current		78,307							0		78,307	0
Cardiff Drilling Inc.
Related Party Transaction [Line Items]
Due from a related party, current		$ 1							$ 0		$ 1	0
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Ownership in Ocean Rig | shares		1,570,226	1,570,226
Global Services Agreement January 2013 | Cardiff Drilling Inc.
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements											1.00%
Commission on purchase and sale activities											0.75%
Consultancy Agreement January 2013 | Vivid Finance Limited
Related Party Transaction [Line Items]
Commission on financing related services											0.20%
Consultancy Agreement January 2013 | Profits at least 10% of the invested amount | Vivid Finance Limited
Related Party Transaction [Line Items]
Commission fee on profits						30.00%
Consultancy Agreement 2012 | Basset
Related Party Transaction [Line Items]
Annual Remuneration		$ 500	€ 450									$ 1,000	€ 900
Ownership in Ocean Rig | shares		114,286	114,286
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Related Party Transaction [Line Items]
Annual Remuneration											$ 2,500
Cash Bonus								$ 2,500
Vesting period								2 years
Grant date fair value | $ / shares								$ 17.56
Shares granted | shares								150,000
Shares vested in period | shares																	50,000		50,000
Shares vested on grant date | shares								50,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A. on 19 August 2014
Related Party Transaction [Line Items]
Cash Bonus							$ 2,500
Vesting period							3 years
Grant date fair value | $ / shares							$ 18.37
Shares granted | shares							150,000
Shares vested in period | shares									50,000			50,000			50,000	50,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A. on 30 December 2014
Related Party Transaction [Line Items]
Cash Bonus										$ 4,000
Vesting period										3 years
Grant date fair value | $ / shares										$ 9.46
Shares granted | shares										300,000
Shares vested in period | shares														100,000	100,000	100,000
Dryships Inc.
Related Party Transaction [Line Items]
Unsecured debt to parent company		$ 0							$ 117,219		0	$ 117,219
Interest Received		5,252		$ 0
Dividends paid		29,755
Due from a related party, current		$ 78,306							$ 0		$ 78,306	$ 0
Dryships Inc. | Related party
Related Party Transaction [Line Items]
Unsecured debt to parent company																		$ 120,000
Debt Instrument - variable rate basis		LIBOR	LIBOR
Payment terms		The Company has the option to exchange this loan for its common shares owned by DryShips at a fixed price per share, provided the DryShips $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on DryShip's $200,000 Secured Bridge Credit facility.	The Company has the option to exchange this loan for its common shares owned by DryShips at a fixed price per share, provided the DryShips $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on DryShip's $200,000 Secured Bridge Credit facility.
Maturity Date Of Loan		May 2016	May 2016
Dryships Inc. | Exchange of debt instrument with shares
Related Party Transaction [Line Items]
Ownership in Ocean Rig | shares	4,444,444
Unsecured debt to parent company	$ 40,000
Number of shares pledged as security | shares	20,555,556
Dryships Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Related Party Transaction [Line Items]
Ownership in Ocean Rig | shares					17,777,778
Due from a related party, current					$ 80,000